Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties
Related party transactions with the De Agostini Group are as follows:

	December 31,
($ thousands)	2020	2019
Trade receivables	—	2
Tax-related receivables	—	2,031
Trade payables	5,096	3,180
Tax-related payables	18,706	17,004